Note 11 - Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
General and Administrative Expense [Member] | Emory [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 22,590	$ 71,474	$ 63,906	$ 115,393